Accounts Receivable, net (Details) - USD ($)	Feb. 28, 2026	Feb. 28, 2025	Feb. 29, 2024
Credit Loss [Abstract]
Accounts receivable	$ 46,535,767	$ 33,094,782
Less: allowance for credit losses	(1,702,821)	(435,345)
Accounts Receivable, net	$ 44,832,946	$ 32,659,437